Note 38 - Insurance and reinsurance contracts income and expenses (Tables)	6 Months Ended
Jun. 30, 2020
Insurance and Reinsurance Contracts Income and Expenses
Other Operating Income and Expenses on Insurance and reinsurance contracts
Income and expense from insurance and reinsurance contracts (Millions of Euros)
	June 2020	June 2019
Income from insurance and reinsurance contracts	1,307	1,547
Expense from insurance and reinsurance contracts	(765)	(983)
Total	542	565